Document and Entity Information Document	3 Months Ended
Apr. 03, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Enovix Corporation
Entity Central Index Key	0001828318
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On August 2, 2021, Enovix Corporation (the “Company”) filed a registration statement on Form S-1 (File No. 333-258358) (as amended, the “Registration Statement”) with the U.S. Securities and Exchange Commission (the “SEC”). The Registration Statement was declared effective by the SEC on August 9, 2021. Pursuant to the Registration Statement, the Company registered, among other things, its issuance of up to 11,500,000 shares of its common stock, $0.0001 par value per share (the “Common Stock”), issuable upon the exercise of 11,500,000 warrants originally issued in the initial public offering of Rodgers Silicon Valley Acquisition Corp. (the “Public Warrants”). On January 7, 2022, the Company redeemed all remaining unexercised Public Warrants in accordance with their terms. Accordingly, the Company has terminated all offerings of the 11,500,000 shares of Common Stock issuable upon the exercise of the Public Warrants. This Post-Effective Amendment No. 1 to Form S-1 (“Post-Effective Amendment No. 1”) is being filed in order to (i) remove from registration the 11,500,000 shares of Common Stock issuable upon exercise of the Public Warrants that were registered on the Registration Statement and (ii) include information contained in the Company’s Annual Report on Form 10-K for the fiscal year ended January 2, 2022 filed with the SEC on March 25, 2022 and Quarterly Report on Form 10-Q for the quarterly period ended April 3, 2022 filed with the SEC on May 18, 2022 and to update certain other information in the Registration Statement. The information included in this Post-Effective Amendment No. 1 amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement on August 2, 2021.